Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	LONGLEAF PARTNERS FUNDS TRUST
Central Index Key	0000806636
Amendment Flag	false
Document Creation Date	May 1, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

Longleaf Partners Fund
Partners Fund Summary
Investment Objective and Policy
Longleaf Partners Fund seeks long-term capital growth. The Fund seeks to achieve this objective by investing primarily in a limited number of mid-and large-cap U.S. companies we believe to be significantly undervalued. Current income is not an objective.
Fees and Expenses
The following table shows the fees and expenses you may pay to buy and hold shares of the Partners Fund.
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)
Shareholder Fees (USD $)	Longleaf Partners Fund
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Longleaf Partners Fund
Management Fees	0.76%
12b-1 Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.91%

Example of Fund Expenses.
This example helps compare the cost of investing in the Partners Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in expenses. Your actual costs may be higher or lower than those shown.
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Longleaf Partners Fund	93	290	504	1,120

Expense Example, No Redemption (USD $)	One Year	Three Years	Five Years	Ten Years
Longleaf Partners Fund	93	290	504	1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.53% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks superior long-term performance by acquiring equity securities that we believe meet our qualitative and quantitative criteria:
  Good businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
  Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
  Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 37 years. We believe purchasing equities at prices substantially less than their intrinsic worth will protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.
We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The Fund primarily owns common stock or securities convertible into common stock but may purchase other types of securities. The Fund may invest up to 30% of assets in non-U.S. securities, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund may purchase and sell (write) put and call options, futures contracts and options on futures contracts, swaps and other similar instruments and may engage in short sales. Although the Fund reserves the right to invest in derivatives of any kind when Southeastern believes it would benefit the Fund, during the last fiscal year it employed forward currency agreements for the purpose of managing its exposure to currency risk, and wrote “covered” calls to seek enhanced returns.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.
Principal Investment Risks
The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. If the Fund’s price declines and you redeem your shares, you could lose money.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets.

Derivatives Risks ■ The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities, currencies and other traditional investments. To the extent it invests in derivative instruments, the Fund could lose more than the principal amount invested, and the use of certain derivatives may subject the Fund to the potential for unlimited loss. A derivative investment may not perform as we expect, may become illiquid and may result in loss if the Fund’s counterparty is unable or unwilling to meet its obligations. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the use of derivatives may increase or accelerate the amount of taxes payable by shareholders.
Performance
The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at longleafpartners.com or (800) 445-9469.
Past Fund Performance Total Return (%)

Best Quarter in last ten years. 2nd Quarter of 2009 26.63% Worst Quarter in last ten years. 4th Quarter of 2008 (34.74)%
Average Annual Total Returns at December 31, 2012
Average Annual Total Returns		One Year	Five Years	Ten Years
Longleaf Partners Fund	[1]	16.53%	0.25%	6.26%
Longleaf Partners Fund Return After Taxes on Distributions	[1][2]	13.41%	(0.56%)	5.52%
Longleaf Partners Fund Return After Taxes on Distributions and Sale of Fund Shares	[1][2]	13.64%	0.02%	5.37%
Longleaf Partners Fund S&P 500 Index	[3]	16.00%	1.66%	7.10%
[1]	(net of fees and expenses)
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	Comparative Index (no deductions for fees, expenses, or taxes)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LONGLEAF PARTNERS FUNDS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Longleaf Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Partners Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective and Policy
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Longleaf Partners Fund seeks long-term capital growth. The Fund seeks to achieve this objective by investing primarily in a limited number of mid-and large-cap U.S. companies we believe to be significantly undervalued. Current income is not an objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay to buy and hold shares of the Partners Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.53%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the Partners Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in expenses. Your actual costs may be higher or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks superior long-term performance by acquiring equity securities that we believe meet our qualitative and quantitative criteria:
  Good businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
  Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
  Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 37 years. We believe purchasing equities at prices substantially less than their intrinsic worth will protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.
We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The Fund primarily owns common stock or securities convertible into common stock but may purchase other types of securities. The Fund may invest up to 30% of assets in non-U.S. securities, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund may purchase and sell (write) put and call options, futures contracts and options on futures contracts, swaps and other similar instruments and may engage in short sales. Although the Fund reserves the right to invest in derivatives of any kind when Southeastern believes it would benefit the Fund, during the last fiscal year it employed forward currency agreements for the purpose of managing its exposure to currency risk, and wrote “covered” calls to seek enhanced returns.

		The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. If the Fund’s price declines and you redeem your shares, you could lose money.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets.

		Derivatives Risks ■ The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities, currencies and other traditional investments. To the extent it invests in derivative instruments, the Fund could lose more than the principal amount invested, and the use of certain derivatives may subject the Fund to the potential for unlimited loss. A derivative investment may not perform as we expect, may become illiquid and may result in loss if the Fund’s counterparty is unable or unwilling to meet its obligations. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the use of derivatives may increase or accelerate the amount of taxes payable by shareholders.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the Fund’s price declines and you redeem your shares, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at longleafpartners.com or (800) 445-9469.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 445-9469
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	longleafpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Past Fund Performance Total Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter in last ten years. 2nd Quarter of 2009 26.63% Worst Quarter in last ten years. 4th Quarter of 2008 (34.74)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns at December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Longleaf Partners Fund | Longleaf Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
One Year	rr_ExpenseExampleYear01	93
Three Years	rr_ExpenseExampleYear03	290
Five Years	rr_ExpenseExampleYear05	504
Ten Years	rr_ExpenseExampleYear10	1,120
One Year	rr_ExpenseExampleNoRedemptionYear01	93
Three Years	rr_ExpenseExampleNoRedemptionYear03	290
Five Years	rr_ExpenseExampleNoRedemptionYear05	504
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,120
2003	rr_AnnualReturn2003	34.80%
2004	rr_AnnualReturn2004	7.14%
2005	rr_AnnualReturn2005	3.62%
2006	rr_AnnualReturn2006	21.63%
2007	rr_AnnualReturn2007	(0.44%)
2008	rr_AnnualReturn2008	(50.60%)
2009	rr_AnnualReturn2009	53.60%
2010	rr_AnnualReturn2010	17.89%
2011	rr_AnnualReturn2011	(2.85%)
2012	rr_AnnualReturn2012	16.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter in last ten years.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter in last ten years.
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.74%)
One Year	rr_AverageAnnualReturnYear01	16.53%	[1]
Five Years	rr_AverageAnnualReturnYear05	0.25%	[1]
Ten Years	rr_AverageAnnualReturnYear10	6.26%	[1]
Longleaf Partners Fund | Return After Taxes on Distributions | Longleaf Partners Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.41%	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	(0.56%)	[1],[2]
Ten Years	rr_AverageAnnualReturnYear10	5.52%	[1],[2]
Longleaf Partners Fund | Return After Taxes on Distributions and Sale of Fund Shares | Longleaf Partners Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.64%	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	0.02%	[1],[2]
Ten Years	rr_AverageAnnualReturnYear10	5.37%	[1],[2]
Longleaf Partners Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[3]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[3]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[3]

[1]	(net of fees and expenses)
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	Comparative Index (no deductions for fees, expenses, or taxes)

Longleaf Partners Small-Cap Fund
Small-Cap Fund Summary
Investment Objective and Policy
Longleaf Partners Small-Cap Fund seeks long-term capital growth. The Fund seeks to achieve this objective by investing primarily in a limited number of small-cap U.S. companies we believe to be significantly undervalued. Current income is not an objective.
Fees and Expenses
The following table shows the fees and expenses you may pay to buy and hold shares of the Small-Cap Fund.
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)
Shareholder Fees (USD $)	Longleaf Partners Small-Cap Fund
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Longleaf Partners Small-Cap Fund
Management Fees	0.78%
12b-1 Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.92%

Example of Fund Expenses.
This example helps compare the cost of investing in the Small-Cap Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in expenses. Your actual costs may be higher or lower than those shown.
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Longleaf Partners Small-Cap Fund	94	293	509	1,131

Expense Example, No Redemption (USD $)	One Year	Three Years	Five Years	Ten Years
Longleaf Partners Small-Cap Fund	94	293	509	1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.70% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks superior long-term performance by acquiring equity securities that we believe meet our qualitative and quantitative criteria:
  Good businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
  Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
  Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 37 years. We believe purchasing equities at prices substantially less than their intrinsic worth will protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.
We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The Small-Cap Fund normally invests at least 80% of net assets plus any borrowings for investment purposes in the equity securities, including convertible securities, of a limited number of companies whose market capitalizations at the time of purchase are considered small cap. The Fund primarily owns common stock but may purchase other types of securities. The Fund may invest up to 30% of assets in non-U.S. securities, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund may purchase and sell (write) put and call options, futures contracts and options on futures contracts, swaps and other similar instruments and may engage in short sales. Although the Fund did not invest significantly in derivative instruments over its last fiscal year, it reserves the right to do so at any time when Southeastern believes it would benefit the Fund.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

Definition of Small-Cap ■ Currently, a company will be considered small cap if its market capitalization at the time of purchase is within the range of companies in the Russell 2000 Index, the S&P Small-Cap 600 Index, or the Wilshire US Small-Cap Index during the most recent 12-month period (based on month-end data). This capitalization range will change over time. At March 31, 2013, the top of this range was $6.1 billion.
Principal Investment Risks
The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. If the Fund’s price declines and you redeem your shares, you could lose money.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets.

Small-Cap Risks ■ Smaller companies may have more limited product lines, markets, and financial resources than larger companies, and to the extent recently established, may have limited or no operating history to evaluate. In addition, their securities may trade less frequently and in more limited volume than those of larger companies. Small-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, our ability to dispose of such securities may be more limited.

Derivatives Risks ■ The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities, currencies and other traditional investments. To the extent it invests in derivative instruments, the Fund could lose more than the principal amount invested, and the use of certain derivatives may subject the Fund to the potential for unlimited loss. A derivative investment may not perform as we expect, may become illiquid and may result in loss if the Fund’s counterparty is unable or unwilling to meet its obligations. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the use of derivatives may increase or accelerate the amount of taxes payable by shareholders.
Performance
The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at longleafpartners.com or (800) 445-9469.
Past Fund Performance Total Return (%)

Best Quarter in last 10 years 2nd Quarter of 2003 26.50% Worst Quarter in last 10 years 4th Quarter of 2008 (28.21)%
Average Annual Total Returns at December 31, 2012
Average Annual Total Returns		One Year	Five Years	Ten Years
Longleaf Partners Small-Cap Fund	[1]	22.96%	5.10%	11.42%
Longleaf Partners Small-Cap Fund Return After Taxes on Distributions	[1][2]	21.54%	4.50%	10.14%
Longleaf Partners Small-Cap Fund Return After Taxes on Distributions and Sale of Fund Shares	[1][2]	16.37%	4.24%	9.82%
Longleaf Partners Small-Cap Fund Russell 2000 Index	[3]	16.35%	3.56%	9.72%
[1]	(net of fees and expenses)
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	Comparative Index (reflects no deductions for fees, expenses, or taxes)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LONGLEAF PARTNERS FUNDS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Longleaf Partners Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective and Policy
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Longleaf Partners Small-Cap Fund seeks long-term capital growth. The Fund seeks to achieve this objective by investing primarily in a limited number of small-cap U.S. companies we believe to be significantly undervalued. Current income is not an objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay to buy and hold shares of the Small-Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the Small-Cap Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in expenses. Your actual costs may be higher or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks superior long-term performance by acquiring equity securities that we believe meet our qualitative and quantitative criteria:
  Good businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
  Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
  Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 37 years. We believe purchasing equities at prices substantially less than their intrinsic worth will protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.
We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The Small-Cap Fund normally invests at least 80% of net assets plus any borrowings for investment purposes in the equity securities, including convertible securities, of a limited number of companies whose market capitalizations at the time of purchase are considered small cap. The Fund primarily owns common stock but may purchase other types of securities. The Fund may invest up to 30% of assets in non-U.S. securities, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund may purchase and sell (write) put and call options, futures contracts and options on futures contracts, swaps and other similar instruments and may engage in short sales. Although the Fund did not invest significantly in derivative instruments over its last fiscal year, it reserves the right to do so at any time when Southeastern believes it would benefit the Fund.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

		Definition of Small-Cap ■ Currently, a company will be considered small cap if its market capitalization at the time of purchase is within the range of companies in the Russell 2000 Index, the S&P Small-Cap 600 Index, or the Wilshire US Small-Cap Index during the most recent 12-month period (based on month-end data). This capitalization range will change over time. At March 31, 2013, the top of this range was $6.1 billion.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. If the Fund’s price declines and you redeem your shares, you could lose money.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets.

Small-Cap Risks ■ Smaller companies may have more limited product lines, markets, and financial resources than larger companies, and to the extent recently established, may have limited or no operating history to evaluate. In addition, their securities may trade less frequently and in more limited volume than those of larger companies. Small-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, our ability to dispose of such securities may be more limited.

		Derivatives Risks ■ The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities, currencies and other traditional investments. To the extent it invests in derivative instruments, the Fund could lose more than the principal amount invested, and the use of certain derivatives may subject the Fund to the potential for unlimited loss. A derivative investment may not perform as we expect, may become illiquid and may result in loss if the Fund’s counterparty is unable or unwilling to meet its obligations. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the use of derivatives may increase or accelerate the amount of taxes payable by shareholders.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the Fund’s price declines and you redeem your shares, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at longleafpartners.com or (800) 445-9469.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 445-9469
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	longleafpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Past Fund Performance Total Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter in last 10 years 2nd Quarter of 2003 26.50% Worst Quarter in last 10 years 4th Quarter of 2008 (28.21)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns at December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Longleaf Partners Small-Cap Fund | Longleaf Partners Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.78%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
One Year	rr_ExpenseExampleYear01	94
Three Years	rr_ExpenseExampleYear03	293
Five Years	rr_ExpenseExampleYear05	509
Ten Years	rr_ExpenseExampleYear10	1,131
One Year	rr_ExpenseExampleNoRedemptionYear01	94
Three Years	rr_ExpenseExampleNoRedemptionYear03	293
Five Years	rr_ExpenseExampleNoRedemptionYear05	509
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,131
2003	rr_AnnualReturn2003	43.85%
2004	rr_AnnualReturn2004	14.78%
2005	rr_AnnualReturn2005	10.75%
2006	rr_AnnualReturn2006	22.33%
2007	rr_AnnualReturn2007	2.80%
2008	rr_AnnualReturn2008	(43.90%)
2009	rr_AnnualReturn2009	49.31%
2010	rr_AnnualReturn2010	22.32%
2011	rr_AnnualReturn2011	1.79%
2012	rr_AnnualReturn2012	22.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter in last 10 years
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter in last 10 years
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.21%)
One Year	rr_AverageAnnualReturnYear01	22.96%	[1]
Five Years	rr_AverageAnnualReturnYear05	5.10%	[1]
Ten Years	rr_AverageAnnualReturnYear10	11.42%	[1]
Longleaf Partners Small-Cap Fund | Return After Taxes on Distributions | Longleaf Partners Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.54%	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	4.50%	[1],[2]
Ten Years	rr_AverageAnnualReturnYear10	10.14%	[1],[2]
Longleaf Partners Small-Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Longleaf Partners Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.37%	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	4.24%	[1],[2]
Ten Years	rr_AverageAnnualReturnYear10	9.82%	[1],[2]
Longleaf Partners Small-Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.35%	[3]
Five Years	rr_AverageAnnualReturnYear05	3.56%	[3]
Ten Years	rr_AverageAnnualReturnYear10	9.72%	[3]

[1]	(net of fees and expenses)
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	Comparative Index (reflects no deductions for fees, expenses, or taxes)

Longleaf Partners International Fund
International Fund Summary
Investment Objective and Policy
Longleaf Partners International Fund seeks long-term capital growth. The Fund seeks to achieve this objective by investing primarily in a limited number of international or non-U.S. companies we believe to be significantly undervalued. Current income is not an objective.
Fees and Expenses
The following table shows the fees and expenses you may pay to buy and hold shares of the International Fund.
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)
Shareholder Fees (USD $)	Longleaf Partners International Fund
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Longleaf Partners International Fund
Management Fees	1.06%
12b-1 Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.29%

Example of Fund Expenses.
This example helps compare the cost of investing in the International Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in expenses. Your actual costs may be higher or lower than those shown.
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Longleaf Partners International Fund	131	409	708	1,556

Expense Example, No Redemption (USD $)	One Year	Three Years	Five Years	Ten Years
Longleaf Partners International Fund	131	409	708	1,556

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.59% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks superior long-term performance by acquiring equity securities that we believe meet our qualitative and quantitative criteria:
  Good businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
  Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
  Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 37 years. We believe purchasing equities at prices substantially less than their intrinsic worth will protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.
We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The International Fund normally invests at least 65% of total assets in the equity securities of international issuers, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund primarily owns common stock or securities convertible into common stock but may purchase other types of securities as long as the investment meets our criteria. The Fund may purchase and sell (write) put and call options, futures contracts and options on futures contracts, swaps and other similar instruments and may engage in short sales. Although the Fund reserves the right to invest in derivatives of any kind when Southeastern believes it would benefit the Fund, during the last fiscal year it employed forward currency agreements for the purpose of managing its exposure to currency risk.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

Definition of Non-U.S. ■ A company will generally be considered non-U.S. if headquartered outside the United States or if at least 50% of its assets are outside the U.S. or 50% of its gross income is from non-U.S. sources.
Principal Investment Risks
The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. If the Fund’s price declines and you redeem your shares, you could lose money.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets.

Focused Investment Risks ■ The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.

Derivatives Risks ■ The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities, currencies and other traditional investments. To the extent it invests in derivative instruments, the Fund could lose more than the principal amount invested, and the use of certain derivatives may subject the Fund to the potential for unlimited loss. A derivative investment may not perform as we expect, may become illiquid and may result in loss if the Fund’s counterparty is unable or unwilling to meet its obligations. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the use of derivatives may increase or accelerate the amount of taxes payable by shareholders.
Performance
The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at longleafpartners.com or (800) 445-9469.
Past Fund Performance Total Return (%)

Best Quarter in last 10 years. 2nd Quarter of 2003 30.72% Worst Quarter in last 10 years. 3rd Quarter of 2011 (23.57)%
Average Annual Total Returns at December 31, 2012
Average Annual Total Returns		One Year	Five Years	Ten Years
Longleaf Partners International Fund	[1]	21.23%	(3.95%)	6.86%
Longleaf Partners International Fund Return After Taxes on Distributions	[1][2]	20.33%	(4.59%)	6.24%
Longleaf Partners International Fund Return After Taxes on Distributions and Sale of Fund Shares	[1][2]	14.01%	(3.61%)	5.93%
Longleaf Partners International Fund EAFE Index (Net of Dividend Tax Withholding)	[3]	17.32%	(3.69%)	8.21%
[1]	(net of fees and expenses)
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	Comparative Index (reflects no deductions for fees or expenses)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LONGLEAF PARTNERS FUNDS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Longleaf Partners International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective and Policy
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Longleaf Partners International Fund seeks long-term capital growth. The Fund seeks to achieve this objective by investing primarily in a limited number of international or non-U.S. companies we believe to be significantly undervalued. Current income is not an objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay to buy and hold shares of the International Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.59%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the International Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in expenses. Your actual costs may be higher or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks superior long-term performance by acquiring equity securities that we believe meet our qualitative and quantitative criteria:
  Good businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
  Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
  Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 37 years. We believe purchasing equities at prices substantially less than their intrinsic worth will protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.
We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The International Fund normally invests at least 65% of total assets in the equity securities of international issuers, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund primarily owns common stock or securities convertible into common stock but may purchase other types of securities as long as the investment meets our criteria. The Fund may purchase and sell (write) put and call options, futures contracts and options on futures contracts, swaps and other similar instruments and may engage in short sales. Although the Fund reserves the right to invest in derivatives of any kind when Southeastern believes it would benefit the Fund, during the last fiscal year it employed forward currency agreements for the purpose of managing its exposure to currency risk.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

		Definition of Non-U.S. ■ A company will generally be considered non-U.S. if headquartered outside the United States or if at least 50% of its assets are outside the U.S. or 50% of its gross income is from non-U.S. sources.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. If the Fund’s price declines and you redeem your shares, you could lose money.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets.

Focused Investment Risks ■ The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.

		Derivatives Risks ■ The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities, currencies and other traditional investments. To the extent it invests in derivative instruments, the Fund could lose more than the principal amount invested, and the use of certain derivatives may subject the Fund to the potential for unlimited loss. A derivative investment may not perform as we expect, may become illiquid and may result in loss if the Fund’s counterparty is unable or unwilling to meet its obligations. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the use of derivatives may increase or accelerate the amount of taxes payable by shareholders.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the Fund’s price declines and you redeem your shares, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at longleafpartners.com or (800) 445-9469.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 445-9469
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	longleafpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Past Fund Performance Total Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter in last 10 years. 2nd Quarter of 2003 30.72% Worst Quarter in last 10 years. 3rd Quarter of 2011 (23.57)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns at December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Longleaf Partners International Fund | Longleaf Partners International Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.06%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
One Year	rr_ExpenseExampleYear01	131
Three Years	rr_ExpenseExampleYear03	409
Five Years	rr_ExpenseExampleYear05	708
Ten Years	rr_ExpenseExampleYear10	1,556
One Year	rr_ExpenseExampleNoRedemptionYear01	131
Three Years	rr_ExpenseExampleNoRedemptionYear03	409
Five Years	rr_ExpenseExampleNoRedemptionYear05	708
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,556
2003	rr_AnnualReturn2003	41.52%
2004	rr_AnnualReturn2004	10.21%
2005	rr_AnnualReturn2005	12.88%
2006	rr_AnnualReturn2006	17.07%
2007	rr_AnnualReturn2007	15.29%
2008	rr_AnnualReturn2008	(39.60%)
2009	rr_AnnualReturn2009	23.17%
2010	rr_AnnualReturn2010	13.69%
2011	rr_AnnualReturn2011	(20.29%)
2012	rr_AnnualReturn2012	21.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter in last 10 years.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter in last 10 years.
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.57%)
One Year	rr_AverageAnnualReturnYear01	21.23%	[1]
Five Years	rr_AverageAnnualReturnYear05	(3.95%)	[1]
Ten Years	rr_AverageAnnualReturnYear10	6.86%	[1]
Longleaf Partners International Fund | Return After Taxes on Distributions | Longleaf Partners International Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.33%	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	(4.59%)	[1],[2]
Ten Years	rr_AverageAnnualReturnYear10	6.24%	[1],[2]
Longleaf Partners International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Longleaf Partners International Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.01%	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	(3.61%)	[1],[2]
Ten Years	rr_AverageAnnualReturnYear10	5.93%	[1],[2]
Longleaf Partners International Fund | EAFE Index (Net of Dividend Tax Withholding)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%	[3]
Five Years	rr_AverageAnnualReturnYear05	(3.69%)	[3]
Ten Years	rr_AverageAnnualReturnYear10	8.21%	[3]

[1]	(net of fees and expenses)
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	Comparative Index (reflects no deductions for fees or expenses)

Longleaf Partners Global Fund
Global Fund Summary
Investment Objective and Policy
Longleaf Partners Global Fund seeks long-term capital growth. The Fund seeks to achieve this objective by investing primarily in U.S. and non-U.S. companies we believe to be significantly undervalued. Current income is not an objective.
Fees and Expenses
The following table shows the fees and expenses you may pay to buy and hold shares of the Global Fund.
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)
Shareholder Fees (USD $)	Longleaf Partners Global Fund
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Longleaf Partners Global Fund
Management Fees		1.13%
12b-1 Fees		none
Other Expenses	[1]	1.07%
Total Annual Fund Operating Expenses		2.19%
Fee Waiver Due to Expense Cap	[2]	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver		1.65%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fee waiver is expected to continue until average net assets exceed $34 million and expenses fall below the 1.65% cap, which cannot be changed without shareholder approval.

Example of Fund Expenses.
This example helps compare the cost of investing in the Global Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in expenses. Your actual costs may be higher or lower than those shown.
Expense Example (USD $)	1 Year	3 Years
Longleaf Partners Global Fund	168	520

Expense Example, No Redemption (USD $)	1 Year	3 Years
Longleaf Partners Global Fund	168	520

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on December 27, 2012 its portfolio turnover rate is not yet available.
Principal Investment Strategy
The Fund seeks superior long-term performance by acquiring equity securities that we believe meet our qualitative and quantitative criteria:
  Good businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
  Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
  Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 37 years. We believe purchasing equities at prices substantially less than their intrinsic worth will protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.
We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The Global Fund normally invests at least 40% of total assets in the equity securities of non-U.S. issuers throughout the world, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund primarily owns common stock or securities convertible into common stocks.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

Definition of Non-U.S. ■ A company will generally be considered non-U.S. if headquartered outside the United States or if at least 50% of its assets are outside the U.S. or 50% of its gross income is from non-U.S. sources.
Principal Investment Risks
The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Stock Market Risk ■ Equity prices fluctuate and may decline in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. If the value of your investment goes down and you redeem your shares, you could lose money.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds are not successful in addressing these risks, their business values and stock prices may decline, which would have a negative impact on the value of your Fund shares.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and its share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets.

Focused Investment Risks ■ The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.
Performance
Because the Fund commenced investment operations on or about December 27, 2012, no year-by-year total return bar chart or average annual total return table is being presented. The year-by-year total return bar chart and the average annual total return table will be provided after the Fund has annual returns for at least one calendar year.

Free updated performance information can be obtained at longleafpartners.com or (800) 445-9469.

At that time, performance information will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LONGLEAF PARTNERS FUNDS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Longleaf Partners Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective and Policy
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Longleaf Partners Global Fund seeks long-term capital growth. The Fund seeks to achieve this objective by investing primarily in U.S. and non-U.S. companies we believe to be significantly undervalued. Current income is not an objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay to buy and hold shares of the Global Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on December 27, 2012 its portfolio turnover rate is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the Global Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in expenses. Your actual costs may be higher or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks superior long-term performance by acquiring equity securities that we believe meet our qualitative and quantitative criteria:
  Good businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
  Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
  Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 37 years. We believe purchasing equities at prices substantially less than their intrinsic worth will protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.
We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The Global Fund normally invests at least 40% of total assets in the equity securities of non-U.S. issuers throughout the world, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund primarily owns common stock or securities convertible into common stocks.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

Definition of Non-U.S. ■ A company will generally be considered non-U.S. if headquartered outside the United States or if at least 50% of its assets are outside the U.S. or 50% of its gross income is from non-U.S. sources.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Stock Market Risk ■ Equity prices fluctuate and may decline in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. If the value of your investment goes down and you redeem your shares, you could lose money.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds are not successful in addressing these risks, their business values and stock prices may decline, which would have a negative impact on the value of your Fund shares.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and its share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets.

Focused Investment Risks ■ The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of your investment goes down and you redeem your shares, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and its share value could fluctuate more than if a greater number of securities were held.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced investment operations on or about December 27, 2012, no year-by-year total return bar chart or average annual total return table is being presented. The year-by-year total return bar chart and the average annual total return table will be provided after the Fund has annual returns for at least one calendar year.

Free updated performance information can be obtained at longleafpartners.com or (800) 445-9469.

At that time, performance information will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced investment operations on or about December 27, 2012, no year-by-year total return bar chart or average annual total return table is being presented. The year-by-year total return bar chart and the average annual total return table will be provided after the Fund has annual returns for at least one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 445-9469
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	longleafpartners.com
Longleaf Partners Global Fund | Longleaf Partners Global Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.13%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver Due to Expense Cap	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	520
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	520

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fee waiver is expected to continue until average net assets exceed $34 million and expenses fall below the 1.65% cap, which cannot be changed without shareholder approval.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LONGLEAF PARTNERS FUNDS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	May 1, 2013